8. NOTES PAYABLE (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable Details
Working capital facility - term loan	$ 187,195	$ 187,371	$ 219,198
Note payable – related party	0	0	86,955
Subordinated loan – related party	92,070	92,259	88,206
Total	279,265	279,630	394,359
Less - Current Maturities	(41,603)	(41,657)	(126,812)
Noncurrent	$ 237,662	$ 237,973	$ 267,547